Condensed Interim Unaudited Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium And Capital Reserve	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 5,064	$ (4,405)	$ 659
Balance (in Shares) at Dec. 31, 2020
Share-based compensation		2,630		2,630
Net loss and comprehensive loss			(3,052)	(3,052)
Issuance of SAFE instruments		700		700
Balance at Jun. 30, 2021		8,394	(7,457)	937
Balance (in Shares) at Jun. 30, 2021
Balance at Dec. 31, 2020		5,064	(4,405)	659
Balance (in Shares) at Dec. 31, 2020
Share-based compensation		4,716		4,716
Issuance of ordinary shares , net upon IPO		5,561		5,561
Net loss and comprehensive loss			(4,041)	(4,041)
Issuance of SAFE instruments		800		800
Exercise of warrants		1,311		1,311
Balance at Dec. 31, 2021		17,452	(8,446)	9,006
Balance (in Shares) at Dec. 31, 2021
Share-based compensation		2,808		2,808
Net loss and comprehensive loss			(6,196)	(6,196)
Cancelation of options		(96)		(96)
Exercise of warrants		4,314		4,314
Balance at Jun. 30, 2022		$ 24,478	$ (14,642)	$ 9,836
Balance (in Shares) at Jun. 30, 2022